Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations — Parker Drilling, together with its subsidiaries, is an international provider of contract drilling and drilling-related services and rental tools. We have operated in over 50 countries since beginning operations in 1934, making us among the most geographically experienced drilling contractors and rental tools providers in the world. We currently have operations in 24 countries, 10 of which we entered through our acquisition in 2013 of International Tubular Services Limited and certain of its affiliates (collectively, ITS) and other related assets (the ITS Acquisition). We own and operate drilling rigs and drilling-related equipment and also perform drilling-related services, referred to as operations and maintenance (O&M) work, for customer-owned drilling rigs on a contracted basis. We have extensive experience and expertise in drilling geologically difficult wells and in managing the logistical and technological challenges of operating in remote, harsh and ecologically sensitive areas. Our rental tools business supplies premium equipment to operators on land and offshore in the U.S. and select international markets. We have significant knowledge of the equipment needs of drilling operators and the logistical and product quality requirements of an effective rental tools supplier. We believe we are industry leaders in quality, health, safety and environmental practices.

Our business is currently comprised of five operating segments: Rental Tools, U.S. Barge Drilling, U.S. Drilling, International Drilling, and Technical Services. Our rental tools business provides premium rental tools for land and offshore oil and natural gas drilling and workover and production applications. Tools we provide include drill pipe, heavy-weight drill pipe, tubing, high-torque connections, BOPs, drill collars, casing running systems, tools for fishing services and more. Our U.S. barge drilling business operates barge rigs that drill for oil and natural gas in the shallow waters in and along the inland waterways and coasts of Louisiana, Alabama, and Texas. Our U.S. drilling business primarily consists of two new-design arctic-class drilling rigs in Alaska intended to address the challenges presented by the remote location, harsh climate and sensitive environment that characterize the Alaskan North Slope in addition to O&M work in support of ExxonMobil’s Santa Ynez Unit offshore platform operations located in the Channel Islands region of California. Our international drilling business includes operations related to Parker-owned and customer-owned rigs. We provide O&M and other project management services, such as labor, maintenance, and logistics for operators who own their own drilling rigs, but choose Parker Drilling to operate the rigs for them. Our Technical services business includes engineering and related project services during Front End Engineering Design (FEED), pre-FEED and concept development phases of customer-owned drilling facility projects. During the engineering, procurement, commission and installation phase we focus primarily on drilling systems and we typically provide customer support during construction.

At March 31, 2014, our marketable rig fleet consisted of 13 barge drilling rigs and 23 land rigs located in the United States, Latin America and the Europe, Middle East, and Asia regions.

Nature of Operations — Parker Drilling, together with its subsidiaries, is an international provider of contract drilling and drilling-related services and rental tools. We have operated in over 50 countries since beginning operations in 1934, making us among the most geographically experienced drilling contractors and rental tools providers in the world. We currently have operations in 24 countries, 10 of which we entered through our acquisition in 2013 of International Tubular Services Limited and certain of its affiliates (collectively, ITS) and other related assets (the ITS Acquisition). We own and operate drilling rigs and drilling-related equipment and also perform drilling-related services, referred to as Operations & Maintenance (O&M) work, for customer-owned drilling rigs on a contracted basis. We have extensive experience and expertise in drilling geologically difficult wells and in managing the logistical and technological challenges of operating in remote, harsh and ecologically sensitive areas. Our rental tools business supplies premium equipment to operators on land and offshore in the U.S. and select international markets. We have significant knowledge of the equipment needs of drilling operators and the logistical and product quality requirements of an effective rental tools supplier. We believe we are among the industry leaders in quality, health, safety and environmental practices.

Our business is currently comprised of five operating segments: Rental Tools, U.S. Barge Drilling, U.S. Drilling, International Drilling, and Technical Services. Our rental tools business provides premium rental tools for land and offshore oil and natural gas drilling and workover and production applications. Tools we provide include drill pipe, heavy-weight drill pipe, tubing, high-torque connections, BOPs, drill collars, casing running systems, tools for fishing services and more. Our U.S. barge drilling business operates barge rigs that drill for oil and natural gas in the shallow waters in and along the inland waterways and coasts of Louisiana, Alabama, and Texas. Our U.S. drilling business primarily consists of two new-design arctic-class drilling rigs in Alaska intended to address the challenges presented by the remote location, harsh climate and sensitive environment that characterize the Alaskan North Slope in addition to O&M work in support of ExxonMobil’s Santa Ynez Unit offshore platform operations located in the Channel Islands region of California. Our international drilling business includes operations related to Parker-owned and customer-owned rigs. Operations related to customer rigs includes operations and maintenance and other project management services, such as labor, maintenance, and logistics for operators who own their own drilling rigs, but choose Parker Drilling to operate the rigs for them. Our Technical services business includes engineering and related project services during Front End Engineering Design (FEED), pre-FEED and concept development phases of customer-owned drilling facility projects. During the EPCI phase we focus primarily on drilling systems engineering, procurement, commissioning and installation and we typically provide customer support during construction.

At December 31, 2013, our marketable rig fleet consisted of 13 barge drilling rigs and 23 land rigs located in the United States, Latin America and the EMEA regions.

Consolidation

Consolidation — The consolidated condensed financial statements include the accounts of the Company and subsidiaries in which we exercise control or have a controlling financial interest, including entities, if any, in which the Company is allocated a majority of the entity’s losses or returns, regardless of ownership percentage. If a subsidiary of Parker Drilling has a 50 percent interest in an entity but Parker Drilling’s interest in the subsidiary or the entity does not meet the consolidation criteria described above, then that interest is accounted for under the equity method.

Consolidation — The consolidated financial statements include the accounts of the Company and subsidiaries in which we exercise control or have a controlling financial interest, including entities, if any, in which the Company is allocated a majority of the entity’s losses or returns, regardless of ownership percentage. If a subsidiary of Parker Drilling has a 50 percent interest in an entity but Parker Drilling’s interest in the subsidiary or the entity does not meet the consolidation criteria described above, then that interest is accounted for under the equity method.

Noncontrolling Interest

Noncontrolling Interest — We apply accounting standards related to noncontrolling interests for ownership interests in our subsidiaries held by parties other than Parker Drilling. The entities that comprise the noncontrolling interest include Primorsky Drill Rig Services B.V., ITS Arabia Limited, and International Tubular Services - Egypt SAE. We report noncontrolling interest as equity on the consolidated balance sheets and report net income (loss) attributable to controlling interest and to noncontrolling interest separately on the consolidated statements of operations.

Noncontrolling Interest — We apply accounting standards related to noncontrolling interests for ownership interests in our subsidiaries held by parties other than Parker Drilling. The entities that comprise the noncontrolling interest include Parker SMNG Drilling Limited Liability Company and Primorsky Drill Rig Services B.V. We report noncontrolling interest as equity on the consolidated balance sheets and report net income (loss) attributable to controlling interest and to noncontrolling interest separately on the consolidated statements of operations.

Reclassifications

Reclassifications — Certain reclassifications have been made to prior period amounts to conform to the current period presentation. These reclassifications did not materially affect our consolidated financial results.

Reclassifications — Certain reclassifications have been made to prior period amounts to conform with the current period presentation. These reclassifications did not materially affect our consolidated financial results.

Revenue Recognition

Revenue Recognition — Contract drilling revenues and expenses, comprised of daywork drilling contracts, call-outs against master service agreements and engineering and related project service contracts, are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized over the term of the related drilling contract; however, costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. For contracts accounted for under the milestone method of revenue recognition, revenue is recognized on achievement of specified procurement coordination and delivery events in regards to our customer’s newly manufactured drilling rig. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met. Revenues from rental activities are recognized ratably over the rental term which is generally less than six months. Construction contract revenues and costs are recognized on a percentage of completion basis utilizing the cost-to-cost method.

Revenue Recognition — Contract drilling revenues and expenses, comprised of daywork drilling contracts, call-outs against MSAs and engineering and related project service contracts, are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized over the term of the related drilling contract; however, costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met. Revenues from rental activities are recognized ratably over the rental term which is generally less than six months. Construction contract revenues and costs are recognized on a percentage of completion basis utilizing the cost-to-cost method.

During 2013 the Company entered into a FEED contract including long-lead equipment procurement services accounted for under the milestone method of revenue recognition. Milestone payments are based on achievement of specified procurement coordination and delivery events in regards to our customer’s newly manufactured drilling rig. The quantity of specific long-lead items to be procured is spelled out in the contract and the payment terms are identified with each piece of equipment as well as each specific milestone. Management concluded that each of these payments, constitute substantive milestones. This conclusion was based primarily on the facts that (i) each triggering event represents a specific outcome that can be achieved only through successful performance by the Company of one or more of its deliverables, (ii) achievement of each triggering event was subject to inherent risk and uncertainty and would result in additional payments becoming due to the Company, (iii) each of the milestone payments is non-refundable, (iv) substantial effort is required to complete each milestone, (v) the amount of each milestone payment is reasonable in relation to the value created in achieving the milestone, and (vi) the milestone payments relate solely to past performance.

Reimbursable Costs

Reimbursable Costs — The Company recognizes reimbursements received for out-of-pocket expenses incurred as revenues and accounts for out-of-pocket expenses as direct operating costs. Such amounts totaled $16.4 million and $14.8 million during the first quarters of 2014 and 2013, respectively. Additionally, the Company typically receives a nominal handling fee, which is recognized as earned in revenues in our consolidated statement of operations.

Reimbursable Costs — The Company recognizes reimbursements received for out-of-pocket expenses incurred as revenues and accounts for out-of-pocket expenses as direct operating costs. Such amounts totaled $69.7 million, $44.9 million, and $64.2 million during the years ended December 31, 2013, 2012, and 2011, respectively. Additionally, the Company typically receives a nominal handling fee, which is recognized as earned in revenues in our consolidated statement of operations.

Use of Estimates

Use of Estimates — The preparation of financial statements in accordance with accounting policies generally accepted in the United States (U.S. GAAP) requires us to make estimates and assumptions that affect our reported amounts of assets and liabilities, our disclosure of contingent assets and liabilities at the date of the financial statements, and our revenue and expenses during the periods reported. Estimates are typically used when accounting for certain significant items such as legal or contractual liability accruals, mobilization and deferred mobilization, revenue and cost accounting for projects that follow the percentage of completion method, self-insured medical/dental plans, income taxes and valuation allowance, and other items requiring the use of estimates. Estimates are based on a number of variables which may include third party valuations, historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ from management estimates.

Use of Estimates — The preparation of financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect our reported amounts of assets and liabilities, our disclosure of contingent assets and liabilities at the date of the financial statements, and our revenue and expenses during the periods reported. Estimates are typically used when accounting for certain significant items such as legal or contractual liability accruals, mobilization and deferred mobilization, revenue and cost accounting for projects that follow the percentage of completion method, self-insured medical/dental plans, and other items requiring the use of estimates. Estimates are based on a number of variables which may include third party valuations, historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ from management estimates.

Acquisition Purchase Price Allocation

Purchase price allocation — We allocate the purchase price of an acquired business to its identifiable assets and liabilities based on estimated fair values at the transaction date. Transaction and integration costs associated with an acquisition are expensed as incurred. The excess of the purchase price over the amount allocated to the assets and liabilities, if any, is recorded as goodwill. We use all available information to estimate fair values, including quoted market prices, the carrying value of acquired assets, and widely accepted valuation techniques such as discounted cash flows. We typically engage third-party appraisal firms to assist in fair value determination of inventories, identifiable intangible assets, and any other significant assets or liabilities. Judgments are made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, which can materially impact our results of operations.

Intangible Assets

Intangible Assets — We recorded $8.5 million to recognize the fair values of definite-lived intangible assets assumed in the ITS Acquisition. Definite-lived intangible assets recorded in connection with the ITS Acquisition primarily relate to trade names, customer relationships, and developed technology and will be amortized over a weighted average period of approximately 3 years. See Note 2 — Acquisition of ITS for further discussion of the ITS Acquisition and fair value estimates.

Intangible Assets — We recorded $10.0 million and $0.2 million, upon the ITS Acquisition, to recognize the fair values of definite and indefinite lived intangible assets, respectively. Preliminary estimates of fair value of identifiable assets acquired and liabilities assumed in the ITS Acquisition were based on management’s estimates, judgments and assumptions and are subject to change upon final valuation. As of December 31, 2013, the fair value estimate of the definite lived and indefinite lived intangibles have been adjusted to $8.5 million and zero, respectively. Definite lived intangible assets recorded in connection with the ITS Acquisition primarily relate to trade names, customer relationships, and developed technology and will be amortized over a weighted average period of approximately 3 years. See Note 2 — Acquisition of ITS for further discussion of the ITS Acquisition and preliminary fair value estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents — For purposes of the consolidated balance sheets and the consolidated statements of cash flows, the Company considers cash equivalents to be highly liquid debt instruments that have a remaining maturity of three months or less at the date of purchase.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts — Trade accounts receivable are recorded at the invoice amount and typically do not bear interest. The allowance for doubtful accounts is estimated for losses that may occur resulting from disputed amounts and the inability of our customers to pay amounts owed. We estimate the allowance based on historical write-off experience and information about specific customers. We review individually, for collectability, all balances over 90 days past due as well as balances due from any customer with respect to which we have information leading us to believe that a risk exist for potential collection.

Account balances are charged off against the allowance when we believe it is probable the receivable will not be recovered. We do not have any off-balance-sheet credit exposure related to customers.

	December 31,
	2013	2012
	(Dollars in Thousands)
Trade	$270,498	$176,082
Notes receivable	244	650
Allowance for doubtful accounts(1)	(12,853)	(8,117)

Total accounts and notes receivable, net of allowance for bad debt	$257,889	$168,615

(1)	Additional information on the allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011 is reported on Schedule II — Valuation and Qualifying Accounts.

Property, Plant and Equipment

Property, Plant and Equipment — Property, plant and equipment is carried at cost. Maintenance and repair costs are expensed as incurred. The cost of upgrades and replacements is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. We account for depreciation of property, plant and equipment on the straight line method over the estimated useful lives of the assets after provision for salvage value. Depreciation, for tax purposes, utilizes several methods of accelerated depreciation. Depreciable lives for different categories of property, plant and equipment are as follows:

Land drilling equipment	3 to 20 years
Barge drilling equipment	3 to 20 years
Drill pipe, rental tools and other	4 to 10 years
Buildings and improvements	5 to 30 years

Annual Impairment Review

Impairment — We review the carrying amounts of long-lived assets for potential impairment annually, typically during the fourth quarter, or when events occur or circumstances change that indicate the carrying value of such assets may not be recoverable. We determine recoverability by evaluating the undiscounted estimated future net cash flows. When impairment is indicated, we measure the impairment as the amount by which the assets’ carrying value exceeds its fair value. Management considers a number of factors such as estimated future cash flows from the assets, appraisals and current market value analysis in determining fair value. Assets are written down to fair value if the final estimate of current fair value is below the net carrying value.

Capitalized Interest

Capitalized Interest — Interest from external borrowings is capitalized on major projects until the assets are ready for their intended use. Capitalized interest is added to the cost of the underlying asset and is amortized over the useful lives of the assets in the same manner as the underlying assets. Capitalized interest costs reduce net interest expense in the consolidated statements of operations. During 2013, 2012 and 2011, capitalized interest costs were $2.4 million, $10.2 million and $19.3 million, respectively.

Assets held for sale

Assets held for sale — We classify an asset as held for sale when the facts and circumstances meet the criteria for such classification, including the following: (a) we have committed to a plan to sell the asset, (b) the asset is available for immediate sale, (c) we have initiated actions to complete the sale, including locating a buyer, (d) the sale is expected to be completed within one year, (e) the asset is being actively marketed at a price that is reasonable relative to its fair value, and (f) the plan to sell is unlikely to be subject to significant changes or termination.

Rig Materials and Supplies

Rig Materials and Supplies — Because our international drilling generally occurs in remote locations, making timely outside delivery of spare parts uncertain, a complement of parts and supplies is maintained either at the drilling site or in warehouses close to the operation. During periods of high rig utilization, these parts are generally consumed and replenished within a one-year period. During a period of lower rig utilization in a particular location, the parts, like the related idle rigs, are generally not transferred to other international locations until new contracts are obtained because of the significant transportation costs that would result from such transfers. We classify those parts which are not expected to be utilized in the following year as long-term assets. Additionally, our international rental tools business holds machine shop consumables and steel stock for manufacture in our machine shops and inspection and repair shops. Rig materials and supplies are valued at the lower of cost or market value.

Deferred Costs		Deferred Costs — We defer costs related to rig mobilization and amortize such costs over the term of the related contract. The costs to be amortized within twelve months are classified as current.
Debt Issuance Costs		Debt Issuance Costs — We typically defer costs associated with issuance of indebtedness, and amortize those costs over the term of the related debt using the effective interest method.
Income Taxes

Income Taxes — Income taxes are accounted for under the asset and liability method and have been provided based upon tax laws and rates in effect in the countries in which operations are conducted and income is earned. There is little or no expected relationship between the provision for or benefit from income taxes and income or loss before income taxes as the countries in which we operate have taxation regimes that vary not only with respect to nominal rate, but also in terms of the availability of deductions, credits, and other benefits. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the temporary differences are expected to be recovered or settled and the effect of changes in tax rates is recognized in income in the period in which the change is enacted. Accordingly, the impact of the Mexican tax reform, which was enacted October 31, 2013, has been recognized in 2013. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized and changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Earnings (Loss) Per Share (EPS)

Earnings (Loss) Per Share (EPS) — Basic earnings (loss) per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. The effects of dilutive securities, stock options, unvested restricted stock and convertible debt are included in the diluted EPS calculation, when applicable.

Concentrations of Credit Risk

Concentrations of Credit Risk — Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade receivables with a variety of national and international oil and gas companies. We generally do not require collateral on our trade receivables.

Concentrations of Credit Risk — Financial instruments, that potentially subject the Company to concentrations of credit risk consist primarily of trade receivables with a variety of national and international oil and natural gas companies. We generally do not require collateral on our trade receivables.

At December 31, 2013 and 2012, we had deposits in domestic banks in excess of federally insured limits of approximately $104.3 million and $12.2 million, respectively. The increase is primarily because as of January 1, 2013, all regular checking account deposits are only guaranteed up to $250,000 at each institution while prior to January 1, 2013, all regular checking account deposits were guaranteed, except investments. In addition, we had deposits in foreign banks, which were not insured at December 31, 2013 and 2012 of $50.1 million and $34.5 million, respectively.

Our customer base primarily consists of major, independent and national oil and natural gas companies and integrated service providers. We depend on a limited number of significant customers. Our largest customer, Exxon Neftegas Limited constituted 15.6 percent of our revenues for 2013.

Fair value measurements

Fair value measurements — For purposes of recording fair value adjustments for certain financial and non-financial assets and liabilities, and determining fair value disclosures, we estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation technique requires inputs that we categorize using a three-level hierarchy, from highest to lowest level of observable inputs, as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (Level 1), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (Level 2) and (3) unobservable inputs that require significant judgment for which there is little or no market data (Level 3). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Derivative Financial Instruments

Derivative Financial Instruments — We periodically use derivative instruments to manage risks associated with changes in associated interest rate fluctuations in connection with our Secured Credit Agreement (see Note 9, Derivative Financial Instruments). These derivative instruments, which consist of variable-to-fixed interest rate swaps, are not designated as hedges. Accordingly, the change in the fair value of the interest rate swaps is recognized in earnings at each reporting period.

Foreign Currency

Foreign Currency — In our international rental tool business, for certain subsidiaries and branches outside the U.S., the local currency is the functional currency. The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at month-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates or exchange rates in effect on the date of the transaction; and (iii) stockholders’ equity at historical exchange rates. For those subsidiaries where the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income (loss) in the accompanying consolidated balance sheets.

Stock-Based Compensation

Stock-Based Compensation — Under our long term incentive plans, we grant restricted stock awards (RSA), restricted stock units (RSU) and performance-based award units (PAU). Our RSUs and RSAs are service-based awards and compensation expense is recognized ratably over the applicable vesting period, which is typically three years. The grant-date fair value of nonvested RSAs and RSUs is determined based on the closing trading price of the company’s shares on the grant date. Our RSAs and RSUs are settled in stock upon vesting. Share-based compensation expense is recognized, net of an estimated forfeiture rate, which is based on historical experience and adjusted, if necessary, in subsequent periods based on actual forfeitures. Our PAU awards contain market conditions which are based on our performance against our peers with regard to relative total shareholder return (TSR) and absolute and relative return on capital employed (ROCE). The effect of the market condition is reflected in the grant-date fair value of the award using a lattice model for valuation. PAUs can be settled in cash or stock, or a combination of cash and stock. We evaluate the terms of each PAU award to determine if the award should be accounted for as equity or a liability under the stock compensation rules of U.S. GAAP. Compensation costs for PAUs is recognized ratably over the service period.

We recognize share-based compensation expense in the same financial statement line item as cash compensation paid to the respective employees. Tax deduction benefits for awards in excess of recognized compensation costs are reported as a financing cash flow.

Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires that companies present, either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This accounting guidance was effective for our first quarter in fiscal 2013 and did not impact the presentation of our condensed consolidated financial statements and related notes.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This ASU requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when: (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction and (2) the entity intends to use the deferred tax asset for that purpose. This accounting guidance is effective for our first quarter in fiscal 2014 and does not impact our condensed consolidated financial statements.

Recent Accounting Pronouncements

Fair value measurements — Effective January 1, 2012, we adopted the accounting standards update that changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments included in this update are intended to clarify the applications of existing fair value measurement requirements. The update is effective for annual periods beginning after December 15, 2011. This adoption did not have a material effect on the disclosures contained in our notes to the consolidated financial statements.

Comprehensive Income — On January 1, 2012, we adopted an update issued by the FASB to existing guidance on the presentation of comprehensive income. The update eliminates the option to present the components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity. Public entities are required to comply with the new reporting requirements for fiscal years beginning after December 15, 2011 and interim periods within those years. Calendar year-end companies must adopt the requirements for the quarter ended March 31, 2012. The adoption of this update did not have a material impact on our financial position, results of operations, cash flows, or disclosures.

Impairment — In July 2012, the FASB issued an update to existing guidance on the impairment assessment of indefinite-lived intangibles. This update simplifies the impairment assessment of indefinite-lived intangibles by allowing companies to consider qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount before performing the two step impairment review process. The adoption of this update did not have an impact on our condensed consolidated financial statements.

Purchase price allocation

Purchase price allocation — We allocate the purchase price of an acquired business to its identifiable assets and liabilities based on estimated fair values at the transaction date. Transaction and integration costs associated with an acquisition are expensed as incurred. The excess of the purchase price over the amount allocated to the assets and liabilities, if any, is recorded as goodwill. We use all available information to estimate fair values, including quoted market prices, the carrying value of acquired assets, and widely accepted valuation techniques such as discounted cash flows. We typically engage third-party appraisal firms to assist in fair value determination of inventories, identifiable intangible assets, and any other significant assets or liabilities. Judgments made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact our results of operations.